iShares®

iShares Trust

Supplement dated October 30, 2009

to the Prospectus (the “Prospectus”),

dated November 3, 2008 (as revised December 8, 2008),

for the iShares Target Date Retirement Income Index Fund,

iShares S&P Target Date 2010 Index Fund, iShares S&P Target Date 2015 Index Fund,

iShares S&P Target Date 2020 Index Fund, iShares S&P Target Date 2025 Index Fund,

iShares S&P Target Date 2030 Index Fund, iShares S&P Target Date 2035 Index Fund and

iShares S&P Target Date 2040 Index Fund (each a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

The information in the Fees and Expenses section on page 19 is hereby deleted and replaced by the following:

		Annual Fund Operating Expenses[2]
Fund	Shareholder Fees[1]	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses[3]	Acquired Fund Fees and Expenses[4]	Total Annual Fund Operating Expenses	Less Fee Waivers[5]	Net Expenses[5]
iShares S&P Target Date Retirement Income Index Fund	None	0.25%	None	None	0.20%	0.45%	(0.14)%	0.31%
iShares S&P Target Date 2010 Index Fund	None	0.25%	None	None	0.20%	0.45%	(0.14)%	0.31%
iShares S&P Target Date 2015 Index Fund	None	0.25%	None	None	0.20%	0.45%	(0.14)%	0.31%
iShares S&P Target Date 2020 Index Fund	None	0.25%	None	None	0.20%	0.45%	(0.14)%	0.31%
iShares S&P Target Date 2025 Index Fund	None	0.25%	None	None	0.19%	0.44%	(0.14)%	0.30%
iShares S&P Target Date 2030 Index Fund	None	0.25%	None	None	0.19%	0.44%	(0.14)%	0.30%
iShares S&P Target Date 2035 Index Fund	None	0.25%	None	None	0.19%	0.44%	(0.14)%	0.30%
iShares S&P Target Date 2040 Index Fund	None	0.25%	None	None	0.18%	0.43%	(0.14)%	0.29%

[1]	Fees paid directly from your investment.
[2]	Expenses that are deducted from a Fund’s assets, expressed as a percentage of average net assets.
[3]

The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Funds, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

[4]

“Acquired Fund Fees and Expenses” reflect fees and expenses incurred indirectly by each Fund as a result of investment in shares of Underlying Funds. These amounts are based on an estimate of each Fund’s allocation to Underlying Funds for the current fiscal year.

[5]	BGFA has contractually agreed to waive a portion of the advisory fees it is entitled to receive from each Fund, in an amount equal to 0.14%, through June 30, 2011.

EXAMPLE. This example is intended to help you compare the cost of owning shares of a Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years
iShares S&P Target Date Retirement Income Index Fund	$32	$100
iShares S&P Target Date 2010 Index Fund	$32	$100
iShares S&P Target Date 2015 Index Fund	$32	$100
iShares S&P Target Date 2020 Index Fund	$32	$100
iShares S&P Target Date 2025 Index Fund	$31	$97
iShares S&P Target Date 2030 Index Fund	$31	$97
iShares S&P Target Date 2035 Index Fund	$31	$97
iShares S&P Target Date 2040 Index Fund	$30	$93

The following paragraph in the Management section on page 23 is hereby deleted and replaced by the following:

For its investment advisory services to each Fund, BGFA is entitled to receive a management fee from each Fund, based on a percentage of a Fund’s average daily net assets, at the annual rate of 0.25%. BGFA has entered into a Fee Waiver Agreement with the Trust, under which BGFA agrees to waive a portion of the management fee that it is entitled to receive from each Fund in an amount equal to 0.14%. The Fee Waiver Agreement remains in effect until June 30, 2011. After giving effect to the fee waiver, BGFA will receive a management fee based on a percentage of each Fund’s average daily net assets, at the annual rate of 0.11%. BGFA will also receive additional revenue from the Underlying Funds as a result of the Funds’ investment in the Underlying Funds (the “Acquired Fund Fees and Expenses”).

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-DATE-1009

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated October 30, 2009

to the Prospectus (the “Prospectus”),

each dated November 3, 2008 (as revised December 8, 2008),

for the iShares S&P Conservative Allocation Fund, iShares S&P Moderate Allocation Fund,

iShares S&P Growth Allocation Fund and iShares S&P Aggressive Allocation Fund

(each a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

The information in the Fees and Expenses section on page 13 is hereby deleted and replaced by the following:

	Annual Fund Operating Expenses[2]
Fund	Shareholder Fees[1]	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses[3]	Acquired Fund Fees and Expenses[4]	Total Annual Fund Operating Expenses	Less Fee Waivers[5]	Net Expenses[5]
iShares S&P Conservative Allocation Fund	None	0.25%	None	None	0.20%	0.45%	(0.14)%	0.31%
iShares S&P Moderate Allocation Fund	None	0.25%	None	None	0.21%	0.46%	(0.14)%	0.32%
iShares S&P Growth Allocation Fund	None	0.25%	None	None	0.22%	0.47%	(0.14)%	0.33%
iShares S&P Aggressive Allocation Fund	None	0.25%	None	None	0.23%	0.48%	(0.14)%	0.34%

[1]	Fees paid directly from your investment.
[2]	Expenses that are deducted from a Fund’s assets, expressed as a percentage of average net assets.
[3]

The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Funds, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

[4]

“Acquired Fund Fees and Expenses” reflect fees and expenses incurred indirectly by each Fund as a result of investment in shares of Underlying Funds. These amounts are based on an estimate of each Fund’s allocation to Underlying Funds for the current fiscal year.

[5]	BGFA has contractually agreed to waive a portion of the advisory fees it is entitled to receive from each Fund, in an amount equal to 0.14%, through June 30, 2011.

EXAMPLE. This example is intended to help you compare the cost of owning shares of a Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years
iShares S&P Conservative Allocation Fund	$32	$100
iShares S&P Moderate Allocation Fund	$33	$103
iShares S&P Growth Allocation Fund	$34	$106
iShares S&P Aggressive Allocation Fund	$35	$109

The following paragraph in the Management section on page 16 is hereby deleted and replaced by the following:

For its investment advisory services to each Fund, BGFA is entitled to receive a management fee from each Fund, based on a percentage of a Fund’s average daily net assets, at the annual rate of 0.25%. BGFA has entered into a Fee Waiver Agreement with the Trust, under which BGFA agrees to waive a portion of the management fee that it is entitled to receive from each Fund in an amount equal to 0.14%. The Fee Waiver Agreement remains in effect until June 30, 2011. After giving effect to the fee waiver, BGFA will receive a management fee based on a percentage of each Fund’s average daily net assets, at the annual rate of 0.11%. BGFA will also receive additional revenue from the Underlying Funds as a result of the Funds’ investment in the Underlying Funds (the “Acquired Fund Fees and Expenses”).

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-ALLO-1009

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated October 30, 2009

to the Statement of Additional Information (“SAI”),

dated November 3, 2008 (as revised December 8, 2008),

for the iShares Target Date Retirement Income Index Fund, iShares S&P Target Date 2010 Index

Fund, iShares S&P Target Date 2015 Index Fund, iShares S&P Target Date 2020 Index Fund,

iShares S&P Target Date 2025 Index Fund, iShares S&P Target Date 2030 Index Fund, iShares S&P

Target Date 2035 Index Fund and iShares S&P Target Date 2040 Index Fund (each a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

The following paragraph in the Investment Advisory, Administrative and Distribution Services section on page 26 is hereby deleted and replaced by the following:

Pursuant to the Investment Advisory Agreement between BGFA and the Trust (entered into on behalf of each Fund), BGFA is responsible for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund’s average net assets) set forth below. BGFA has entered into a Fee Waiver Agreement with the Trust, under which BGFA agrees to waive a portion of the management fee that it is entitled to receive from each Fund in an amount equal to 0.14%. The Fee Waiver Agreement remains in effect until June 30, 2011. After giving effect to the fee waiver, BGFA will receive a management fee based on a percentage of each Fund’s average daily net assets, at the annual rate of 0.11%.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-28-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated October 30, 2009

to the Statement of Additional Information (“SAI”),

each dated November 3, 2008 (as revised December 8, 2008),

for the iShares S&P Conservative Allocation Fund, iShares S&P Moderate Allocation Fund, iShares S&P Growth Allocation Fund and iShares S&P Aggressive Allocation Fund (each a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

The following paragraph in the Investment Advisory, Administrative and Distribution Services section on page 25 is hereby deleted and replaced by the following:

Pursuant to the Investment Advisory Agreement between BGFA and the Trust (entered into on behalf of each Fund), BGFA is responsible for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund’s average net assets) set forth below. BGFA has entered into a Fee Waiver Agreement with the Trust, under which BGFA agrees to waive a portion of the management fee that it is entitled to receive from each Fund in an amount equal to 0.14%. The Fee Waiver Agreement remains in effect until June 30, 2011. After giving effect to the fee waiver, BGFA will receive a management fee based on a percentage of each Fund’s average daily net assets, at the annual rate of 0.11%.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-29-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE